Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2010
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

(22)	EARNINGS (LOSS) PER SHARE

The computation of basic and diluted earnings (loss) per share is as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

Numerator used in basic earnings (loss) per share
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	66,408	(234,225)	290,797

Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	—	—	19,278

Numerator used in diluted earnings (loss) per share	66,408	(234,225)	310,075

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic earnings (loss) per share	104,994,312	107,238,244	125,580,754

Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	4,246,126	—	841,673
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior bond using the as-if converted method	—	—	10,145,865

Weighted average number of ordinary shares outstanding used in computing diluted earnings (loss) per share	109,240,438	107,238,244	136,568,292

Earnings (loss) per share — basic	0.63	(2.18)	2.32

Earnings (loss) per share — diluted	0.61	(2.18)	2.27

The computation of basic and dilutive earnings (loss) per share for the years ended December 31, 2008, 2009 and 2010 reflects a reduction for weighted average of 3,432,784 ordinary shares, 6,345,450 ordinary shares and 6,345,450 ordinary shares respectively deemed to have been retired as a result of the Prepaid Forward Contracts (see Note 16).

During the year ended December 31, 2010 the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted earnings per share for the year ended December 31, 2010 assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 10,145,865 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was dilutive. In computing diluted earnings per share for the year ended December 31, 2010, there was dilutive effect of outstanding share options of 841,673 by applying the treasury stock method because the ordinary shares assumed to be issued upon the exercise of the share options was more than the number of shares assumed to be purchased at the average estimated fair value during the period. The proceeds used for the assumed purchase include the sum of the exercise price of the share options and the average unrecognized compensation cost.

During the year ended December 31, 2009 the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2009 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 10,181,360 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2009, there was no dilutive effect of outstanding share options of 1,234,030 by applying the treasury stock method because the impact was anti-dilutive.

During the year ended December 31, 2008, the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted earnings per share for the year ended December 31, 2008 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 7,260,478 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted earnings per share for the year ended December 31, 2008, there was dilutive effect of outstanding share options of 4,246,126 by applying the treasury stock method because the ordinary shares assumed to be issued upon the exercise of the share options was more than the number of shares assumed to be purchased at the average estimated fair value during the period. The proceeds used for the assumed purchase include the sum of the exercise price of the share options and the average unrecognized compensation cost.